Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 33,654,765	$ 14,800,772
Accounts receivable	30,036,448	32,011,536
Inventories	2,029,406	1,970,735
Prepaid expenses and other current assets	4,264,130	6,057,216
Total current assets	69,984,749	54,840,259
Property, plant and equipment, net	7,896,501	7,807,045
Land use rights, net	719,722	774,374
Other assets	6,496,501	2,257,370
TOTAL ASSETS	85,097,473	65,679,048
Current liabilities
Accounts payable	1,549,255	1,664,002
Other payables and accrued liabilities	512,249	1,117,661
Due to related parties	844,716
Income tax payable	568,830	942,160
Short-term bank borrowings	2,032,434	1,039,578
TOTAL LIABILITIES	5,507,484	4,763,401
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 90,000,000 shares authorized, 25,000,000 and 23,000,000 shares issued and outstanding, respectively	12,500	11,500
Preferred shares, $0.0005 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	15,044,002	5,702,663
Statutory surplus reserve	2,064,096	2,064,096
Retained earnings	66,623,204	53,935,169
Accumulated other comprehensive loss	(4,153,813)	(797,781)
Total shareholders' equity	79,589,989	60,915,647
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 85,097,473	$ 65,679,048